Statements of Operations and Comprehensive Loss (USD $)	6 Months Ended			12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statements of Operations and Comprehensive Loss
License income			$ 19,687,000	$ 19,687,000	$ 12,985,000	$ 4,488,000
Sublicense expense			1,936,000	1,936,000	1,188,000	411,000
Gross margin			17,751,000	17,751,000	11,797,000	4,077,000
Operating expenses:
Research and development	17,801,000		14,884,000	43,184,000	15,766,000	14,842,000
General and administrative	7,698,000		4,661,000	10,505,000	6,879,000	6,785,000
Total operating expenses	25,499,000		19,545,000	53,689,000	22,645,000	21,627,000
Loss from operations	(25,499,000)		(1,794,000)	(35,938,000)	(10,848,000)	(17,550,000)
Interest income	63,000					19,000
Interest expense	(948,000)		(104,000)	(441,000)	(75,000)
Warrant and other income (expense), net			(476,000)	(420,000)	(229,000)	570,000
Other income						930,000
Net loss	(26,384,000)		(2,374,000)	(36,799,000)	(11,152,000)	(16,031,000)
Other comprehensive income (loss):
Unrealized gain (loss) on marketable securities	(31,000)					4,000
Comprehensive loss	$ (26,415,000)		$ (2,374,000)	$ (36,799,000)	$ (11,152,000)	$ (16,027,000)
Per share information:
Net loss, basic and diluted (restated) (in dollars per share)	$ (1.44)	[1]	$ (1.68)	$ (7.47)	$ (7.98)	$ (11.64)
Basic and diluted weighted average shares outstanding (restated) (in shares)	18,379,000	[1]	1,412,000	4,924,000	1,398,000	1,377,000

[1]	The net loss, basic and diluted and weighted average shares, basic and diluted for the six months ended June 30, 2013 is correct and is not being restated